Consolidated balance sheet - GBP (£) £ in Millions		Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks		£ 96,155	£ 119,184
Trading assets		114,445	116,042
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		9,097	9,417
Derivatives		176,838	198,172
Loans and advances to banks		15,803	14,521
Loans and advances to customers		78,881	82,666
Reverse repurchase agreements – non-trading		68,408	53,612
Financial investments		56,050	52,216
Assets held for sale	[1]	28,122	21,606
Prepayments, accrued income and other assets		74,007	56,950
Current tax assets		1,040	1,043
Interests in associates and joint ventures		751	703
Goodwill and intangible assets	[2]	259	303
Deferred tax assets		781	895
Total assets		720,637	727,330
Liabilities
Deposits by banks		34,439	26,515
Customer accounts		229,804	242,303
Repurchase agreements – non-trading		36,832	40,384
Trading liabilities		39,542	42,633
Financial liabilities designated at fair value		39,964	37,443
Derivatives		176,367	197,082
Debt securities in issue		13,882	19,461
Liabilities of disposal groups held for sale	[1]	33,097	23,110
Accruals, deferred income and other liabilities		68,205	50,484
Current tax liabilities		314	250
Insurance contract liabilities		3,707	3,424
Provisions	[3]	375	275
Deferred tax liabilities		5	5
Subordinated liabilities		16,297	16,908
Total liabilities		692,830	700,277
Equity
Total shareholders’ equity		27,639	26,895
– called up share capital		797	797
– share premium account		3,582	3,582
– other equity instruments		4,108	3,921
– other reserves		(6,679)	(6,445)
– retained earnings		25,831	25,040
Non-controlling interests		168	158
Total equity		27,807	27,053
Total liabilities and equity		£ 720,637	£ 727,330

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Assets held for sale and liabilities of disposal groups held for sale' on page 48.

[2]	Refer to Note 7 ‘Goodwill and intangible assets’ on page 45.
[3]	Refer to Note 8 ‘Provisions’ on page 45.